STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Platform Common	Fantex Series Vernon Davis Convertible Tracking Stock	Fantex Series EJ Manuel Convertible Tracking Stock	Common Stock Platform Common	Common Stock Fantex Series Vernon Davis Convertible Tracking Stock	Common Stock Fantex Series EJ Manuel Convertible Tracking Stock	Additional Paid-in-Capital	Additional Paid-in-Capital Fantex Series Vernon Davis Convertible Tracking Stock	Additional Paid-in-Capital Fantex Series EJ Manuel Convertible Tracking Stock	Accumulated Deficit
Balance at Sep. 13, 2012
Increase (Decrease) in Stockholders' Equity
Common stock	$ 10,000				$ 10,000
Common stock (in shares)					100,000,000
Contributions from Parent	1,053,023							1,053,023
Net Loss	(1,063,023)										(1,063,023)
Balance at Dec. 31, 2012					10,000			1,053,023			(1,063,023)
Balance (in shares) at Dec. 31, 2012		100,000,000			100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	4,335,169							4,335,169
Net Loss	(3,562,295)										(3,562,295)
Balance at Dec. 31, 2013	772,874				10,000			5,388,192			(4,625,318)
Balance (in shares) at Dec. 31, 2013		100,000,000			100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	2,743,906							2,743,906
Proceeds from offerings of convertible tracking stock			4,000,450	4,975,150		42	52		400,408	4,975,098
Proceeds from offerings of convertible tracking stock (in shares)						421,100	523,700
Dividend paid, Fantex Series Vernon Davis Convertible Tracking Stock	(294,770)										(294,770)
Net Loss	(2,633,810)	(3,016,170)	201,609	180,751							(2,633,810)
Cash dividend declared (in dollars per share)			$ 0.70
Balance at Sep. 30, 2014	$ 9,563,800				$ 10,000	$ 42	$ 52	$ 17,107,604			$ (7,553,898)
Balance (in shares) at Sep. 30, 2014		100,000,000	421,100	523,700	100,000,000	421,100	523,700